Fees and Expenses	Dec. 31, 2025 USD ($)
FRANKLIN MUTUAL BEACON FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Class Z shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 116 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 81 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MUTUAL BEACON FUND	CLASS A		CLASS C	CLASS R	Class R6	CLASS Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MUTUAL BEACON FUND	CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Management Fees (as a percentage of Assets)	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.08%	0.04%	0.08%
Expenses (as a percentage of Assets)	1.01%	1.76%	1.26%	0.72%	0.76%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MUTUAL BEACON FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Expense Example, with Redemption, 1 Year	$ 647	$ 279	$ 128	$ 74	$ 78
Expense Example, with Redemption, 3 Years	853	555	399	231	243
Expense Example, with Redemption, 5 Years	1,076	955	691	401	423
Expense Example, with Redemption, 10 Years	$ 1,716	$ 1,877	$ 1,522	$ 896	$ 944

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MUTUAL BEACON FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	555
Expense Example, No Redemption, 5 Years	955
Expense Example, No Redemption, 10 Years	$ 1,877

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46.86% of the average value of its portfolio.

Portfolio Turnover, Rate	46.86%
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Class Z shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 116 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 81 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MUTUAL GLOBAL DISCOVERY FUND	CLASS A		CLASS C	CLASS R	Class R6	CLASS Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MUTUAL GLOBAL DISCOVERY FUND	CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Management Fees (as a percentage of Assets)	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.11%	0.11%	0.11%	0.05%	0.11%
Expenses (as a percentage of Assets)	1.20%	1.95%	1.45%	0.89%	0.95%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Expense Example, with Redemption, 1 Year	$ 666	$ 298	$ 148	$ 91	$ 97
Expense Example, with Redemption, 3 Years	911	612	459	284	303
Expense Example, with Redemption, 5 Years	1,174	1,052	793	493	526
Expense Example, with Redemption, 10 Years	$ 1,926	$ 2,080	$ 1,736	$ 1,096	$ 1,167

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MUTUAL GLOBAL DISCOVERY FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	$ 2,080

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.28% of the average value of its portfolio.

Portfolio Turnover, Rate	42.28%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Class Z shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 116 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 81 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND	Total		Total	Total	Total	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND		Total	Total	Total	Total	Total
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Component1 Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses		0.19%	0.19%	0.19%	0.11%	0.18%
Other Expenses (as a percentage of Assets):		0.20%	0.20%	0.20%	0.12%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.26%	2.01%	1.51%	0.93%	1.00%
Fee Waiver or Reimbursement	[2]	(0.04%)	(0.04%)	(0.04%)	(0.05%)	(0.03%)
Net Expenses (as a percentage of Assets)		1.22%	1.97%	1.47%	0.88%	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense, dividend expense and security borrowing fees for securities sold short, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.95% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.02%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - USD ($)	Total	Total	Total	Total	Total
Expense Example, with Redemption, 1 Year	$ 667	$ 300	$ 149	$ 90	$ 99
Expense Example, with Redemption, 3 Years	923	626	472	292	315
Expense Example, with Redemption, 5 Years	1,198	1,078	818	510	549
Expense Example, with Redemption, 10 Years	$ 1,984	$ 2,138	$ 1,795	$ 1,137	$ 1,220

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND	FRANKLIN MUTUAL INTERNATIONAL VALUE FUND USD ($)
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	626
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	$ 2,138

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.25% of the average value of its portfolio.

Portfolio Turnover, Rate	51.25%
FRANKLIN MUTUAL QUEST FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Class Z shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 116 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 81 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MUTUAL QUEST FUND	CLASS A		CLASS C	CLASS R	Class R6	CLASS Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MUTUAL QUEST FUND		CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Management Fees (as a percentage of Assets)		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Component1 Other Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Component3 Other Expenses		0.07%	0.07%	0.08%	0.07%	0.07%
Other Expenses (as a percentage of Assets):		0.09%	0.09%	0.10%	0.09%	0.09%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.03%	1.78%	1.29%	0.78%	0.78%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.04%)	0.00%
Net Expenses (as a percentage of Assets)		1.03%	1.78%	1.29%	0.74%	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.02%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MUTUAL QUEST FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Expense Example, with Redemption, 1 Year	$ 650	$ 281	$ 132	$ 76	$ 80
Expense Example, with Redemption, 3 Years	861	561	410	246	250
Expense Example, with Redemption, 5 Years	1,089	966	710	432	435
Expense Example, with Redemption, 10 Years	$ 1,744	$ 1,900	$ 1,561	$ 969	$ 970

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MUTUAL QUEST FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 181
Expense Example, No Redemption, 3 Years	561
Expense Example, No Redemption, 5 Years	966
Expense Example, No Redemption, 10 Years	$ 1,900

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.37% of the average value of its portfolio.

Portfolio Turnover, Rate	50.37%
FRANKLIN MUTUAL SHARES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Class Z shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 116 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 81 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MUTUAL SHARES FUND	CLASS A		CLASS C	CLASS R	Class R6	CLASS Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MUTUAL SHARES FUND	CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Management Fees (as a percentage of Assets)	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.07%	0.07%	0.07%	0.03%	0.07%
Expenses (as a percentage of Assets)	0.99%	1.74%	1.24%	0.70%	0.74%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MUTUAL SHARES FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	CLASS Z
Expense Example, with Redemption, 1 Year	$ 645	$ 277	$ 126	$ 72	$ 76
Expense Example, with Redemption, 3 Years	847	549	393	225	237
Expense Example, with Redemption, 5 Years	1,066	945	680	391	412
Expense Example, with Redemption, 10 Years	$ 1,696	$ 1,855	$ 1,500	$ 871	$ 919

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MUTUAL SHARES FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	549
Expense Example, No Redemption, 5 Years	945
Expense Example, No Redemption, 10 Years	$ 1,855

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.72% of the average value of its portfolio.

Portfolio Turnover, Rate	51.72%